UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21037

Name of Fund:  BlackRock New York Municipal Bond Trust (BQH)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New York

              Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 143.3%

New York — 142.5%
Corporate — 4.8%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$100	$105,178
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	690	729,951
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	475	571,231
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	640	613,491

		2,019,851
County/City/Special District/School District — 34.8%
City of New York, GO, Refunding, Series E, 5.50%, 08/01/25	150	170,871
City of New York, GO:
Series D, 5.38%, 06/01/32	15	15,044
Series G-1, 6.25%, 12/15/31	5	5,017
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	245	270,745
, 5.38%, 04/01/19(b)	115	116,367
, 5.38%, 04/01/36	20	20,214
City of New York, Series A (AGC), Sub-Series I-1, GOL, Sub-Series D-1(c):
5.00%, 12/01/43	1,010	1,135,482
5.00%, 12/01/44	200	224,668
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(d)	500	97,990
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,110	1,227,727
5.00%, 11/15/45	670	738,876
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, 0.00%, 03/01/42(d)	500	185,165
CAB, Yankee Stadium Project, 0.00%, 03/01/45(d)	950	300,855
(AMBAC), 5.00%, 01/01/39	325	329,040
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,314
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	177,331

Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York Industrial Development Agency, RB, PILOT (continued):
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	$175	$175,891
City of New York New York, GO, Sub-Series G-1, 5.00%, 04/01/29	250	269,730
City of New York New York Industrial Development Agency, RB, CAB, PILOT, Yankee Stadium Project(d):
0.00%, 03/01/41	4,155	1,616,461
0.00%, 03/01/43	2,000	702,980
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	265	267,308
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	255	284,422
Series A-2, 5.00%, 08/01/38	110	123,627
Sub-Series B-1, 5.00%, 11/01/35	200	220,878
Hudson Yards Infrastructure Corp., Refunding RB, Fiscal 2017, Series A, 5.00%, 02/15/42	255	282,999
5.00%, 02/15/39	275	306,859
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	1,350	1,397,385
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	285	295,799
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	415	423,541
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	120	125,296
4 World Trade Center Project, 5.00%, 11/15/31	750	799,642
7 World Trade Center Project, Class 1, 4.00%, 09/15/35	320	330,624
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	500	532,935
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	520	552,406
World Trade Center Project, 5.75%, 11/15/51	340	371,304
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	450	476,010

		14,671,803
Education — 35.1%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	85	88,958
Daemen College Project, 5.00%, 10/01/48	65	67,764

1

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Amherst Development Corp., Refunding RB (continued):
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	$140	$146,782
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48(a)	150	151,860
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	274,743
Ethical Culture Fieldston School Project, 5.00%, 06/01/32	450	501,885
Packer Collegiate Institute Project, 5.00%, 06/01/40	310	338,864
City of New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	250	250,620
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	110	122,168
Carnegie Hall, 4.75%, 12/01/39	400	408,484
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	610	634,552
Series B, 4.00%, 08/01/35	110	112,263
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	250	255,115
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	55	58,220
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	60	63,820
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	55	61,566

Security	Par (000)	Value
Education (continued)
County of Dutchess New York Local Development Corp., RB, Marist College Project (continued):
5.00%, 07/01/48	$80	$89,138
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	100	111,733
4.00%, 07/01/46	185	187,140
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project(b):
5.00%, 07/01/21	110	118,183
5.00%, 07/01/21	390	420,034
Series A, 5.00%, 07/01/21	500	538,505
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(b)	120	135,383
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	200	206,632
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	100	107,099
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	160	176,389
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	323,007
Education, Series B, 5.75%, 03/15/19(b)	300	303,333
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 07/01/31	245	293,358
New York University, Series B, 5.00%, 07/01/42	500	540,525
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	150	152,766
Teachers College, Series B, 5.00%, 07/01/42	750	803,370

2

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
State of New York Dormitory Authority, RB (continued):
Touro College & University System, Series A, 5.25%, 01/01/34	$250	$267,403
Touro College & University System, Series A, 5.50%, 01/01/39	500	536,615
University of Rochester, Series A, 5.13%, 07/01/19(b)	185	188,543
University of Rochester, Series A, 5.75%, 07/01/19(b)	150	153,407
University of Rochester, Series A, 5.13%, 07/01/39	30	30,515
University of Rochester, Series A, 5.75%, 07/01/39	25	25,540
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	100	112,359
Brooklyn Law School, 5.75%, 07/01/33	125	127,108
Cornell University, Series A, 5.00%, 07/01/40	150	156,014
Fordham University, 5.00%, 07/01/44	340	366,870
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	345	381,335
New York University, Series A, 5.00%, 07/01/37	445	482,335
New York University, Series A, 5.00%, 07/01/42	1,750	1,891,837
Series B, 5.00%, 02/15/37	370	416,309
Skidmore College, Series A, 5.00%, 07/01/28	250	266,263
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	350	392,486
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	350	392,004
Teachers College, 5.50%, 03/01/19(b)	350	353,182
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/34	105	115,848
Hofstra University Project, 5.00%, 07/01/47	100	110,092

		14,810,324

Security	Par (000)	Value
Health — 16.3%
Counties of Buffalo & Erie New York Industrial Land Development Corp., RB, Catholic Health System Obligation, 5.25%, 07/01/35	$500	$541,175
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	100	100,368
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 07/01/30	350	372,690
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	120	120,067
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	100	97,296
5.00%, 12/01/46	160	172,394
Series A, 5.00%, 12/01/37	370	394,953
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	275	293,821
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	80	85,814
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,085,610
Series B, 6.00%, 11/01/20(b)	175	188,141
Series B, 6.00%, 11/01/30	25	26,564
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	522,055
State of New York Dormitory Authority, RB(b):
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 07/01/19	185	189,410
New York University Hospitals Center, Series A, 5.75%, 07/01/20	220	233,042
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 05/01/19	500	508,215

3

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	$290	$293,941
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	315	328,444
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,071,150
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	250	253,105

		6,878,255
Housing — 8.2%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	735	798,306
5.00%, 07/01/33	250	268,015
City of New York Housing Development Corp., Refunding RB:
M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	513,705
Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43(c)	640	650,765
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	135	145,153
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	165	166,673
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	485	486,571
State of New York Mortgage Agency, Refunding RB, S/F, Series 213, 4.20%, 10/01/43	405	410,654

		3,439,842
State — 7.7%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	1,240	1,261,774

Security	Par (000)	Value
State (continued)
State of New York, GO, Series A, 5.00%, 02/15/39	$250	$251,473
State of New York Dormitory Authority, RB, Series A:
General Purpose, 5.00%, 02/15/42	500	553,400
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	140	156,577
Group C, State Sales Tax, 4.00%, 03/15/45	310	313,695
5.00%, 03/15/36	110	123,860
State of New York Dormitory Authority, Refunding RB, Group 3, Series E, 5.00%, 03/15/41	265	299,310
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	250	275,212

		3,235,301
Tobacco — 4.9%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	200	204,878
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	400	341,192
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	340	342,744
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	75	72,333
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	170	177,177
TSASC, Inc., Refunding RB, Series B:
5.00%, 06/01/45	255	244,101
Tobacco Settlement Bonds, 5.00%, 06/01/48	275	261,580
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	245	224,352
5.13%, 06/01/51	200	201,574

		2,069,931

4

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation — 20.3%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	$120	$132,031
County of Albany Airport Authority, Refunding RB, AMT, Series B:
4.00%, 12/15/34	235	236,946
4.00%, 12/15/35	120	120,228
Metropolitan Transportation Authority, RB, Series D, 5.25%, 11/15/21(b)	220	240,693
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	200	210,450
Series D, 5.25%, 11/15/21(b)	780	853,367
Series D, 5.25%, 11/15/23(b)	170	195,208
Series D, 5.25%, 11/15/23(b)	250	287,070
Series D, 5.25%, 11/15/23(b)	250	287,070
Series F, 5.00%, 11/15/30	500	536,955
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	145	152,030
5.25%, 01/01/50	20	21,176
(AGM), 4.00%, 07/01/41	150	148,608
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	690	712,128
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	532,285
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	165,346
Consolidated, 195th Series, AMT, 5.00%, 04/01/36	250	277,087
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	225	248,004
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	294,338
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	370	404,440

Security	Par (000)	Value
Transportation (continued)
State of New York Thruway Authority, Refunding RB, General:
2nd Highway & Bridge Trust, Series A, 5.00%, 04/01/32	$1,000	$1,083,250
Series I, 5.00%, 01/01/37	440	465,524
Series I, 5.00%, 01/01/42	140	147,363
Series J, 5.00%, 01/01/41	250	269,947
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	156,601
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	275	312,403
Series B, 5.00%, 11/15/38	50	56,300

		8,546,848
Utilities — 10.5%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	120	135,576
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	250	276,172
Long Island Power Authority, RB:
5.00%, 09/01/38	625	705,094
General, 5.00%, 09/01/47	110	121,196
General, 5.00%, 09/01/36	80	89,734
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	225	241,009
General, Electric Systems, Series C (CIFG), 5.25%, 09/01/29	500	592,290
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	100	101,213
Series B, 5.00%, 09/01/46	75	82,248
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	210	237,338
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	645,366
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	1,115	1,217,312

		4,444,548

Total Municipal Bonds in New York		60,116,703

5

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Puerto Rico — 0.8%
Tobacco — 0.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	$320	$320,595

Total Municipal Bonds — 143.3% (Cost — $57,314,158)		60,437,298

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 27.5%

New York — 27.5%
County/City/Special District/School District — 8%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	250	276,084
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	300	338,773
City of New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	876,021
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(f):
5.75%, 02/15/21(b)	433	466,217
5.75%, 02/15/47	267	286,803
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	1,050	1,128,680

		3,372,578
State — 1.9%
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	500	501,917
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	287,462

		789,379
Transportation — 8.0%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	680,544

Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.25%, 10/15/55	$360	$401,947
Consolidated, 210th Series, 5.00%, 09/01/48	960	1,079,640
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	600	641,281
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	500	551,888

		3,355,300
Utilities — 9.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	990	1,052,278
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,500	1,599,390
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	1,000	1,133,185
Utility Debt Securitization Authority, Refunding RB, Restructuring (continued):
Series B, 4.00%, 12/15/35	280	293,657

		4,078,510

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.5% (Cost — $11,389,623)		11,595,767

Total Long-Term Investments — 170.8% (Cost — $68,703,781)		72,033,065

Total Investments — 170.8% (Cost — $68,703,781)		72,033,065
Liabilities in Excess of Other Assets — (3.1)%		(1,313,687)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.6)%		(6,582,462)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.1)%		(21,966,902)

Net Assets Applicable to Common Shares — 100.0%		$42,170,014

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

6

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH)

(f)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires on February 15, 2019, is $370,682.

During the period ended November 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	343,324	(343,324)	—	$—	$720	$—	$—
BlackRock Liquidity Funds New York Money Fund Portfolio	—	—	—	—	163	—	—

				$—	$883	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	4	03/20/19	$478	$(1,353)
Long U.S. Treasury Bond	17	03/20/19	2,378	(10,172)
5-Year U.S. Treasury Note	6	03/29/19	678	(762)

				$(12,287)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BARB — Building Aid Revenue Bonds

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

CIFG — CIFG

CIFG — CIFG Assurance North America, Inc.

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

S/F — Single-Family

SONYMA — State of New York Mortgage Agency

SRF — State Revolving Fund

7

Schedule of Investments (unaudited) (continued) November 30, 2018	BlackRock New York Municipal Bond Trust (BQH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$72,033,065	$—	$72,033,065

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(12,287)	$—	$—	$(12,287)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(6,560,292)	$—	$(6,560,292)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

	$—	$(28,660,292)	$—	$(28,660,292)

During the period ended November 30, 2018, there were no transfers between levels.

8

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Bond Trust

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Bond Trust

Date: January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Bond Trust

Date: January 18, 2019